Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue:
Gross revenue	$ 596,169	$ 622,261	$ 1,766,016	$ 1,754,491
Reimbursable expenses	(155,846)	(202,060)	(462,716)	(523,138)
Net revenue	440,323	420,201	1,303,300	1,231,353
Costs and expenses:
Direct costs	259,672	243,244	760,175	709,831
Selling, general and administrative expense	79,433	81,235	241,655	242,192
Depreciation and amortization	16,280	14,543	45,123	44,120
Restructuring		4,065	7,753	8,159
Total costs and expenses	355,385	343,087	1,054,706	1,004,302
Income from operations	84,938	77,114	248,594	227,051
Interest income	632	462	1,766	1,155
Interest expense	(3,177)	(3,227)	(9,535)	(9,640)
Income before provision for income taxes	82,393	74,349	240,825	218,566
Provision for income taxes	(8,239)	(10,470)	(30,445)	(30,649)
Net income	$ 74,154	$ 63,879	$ 210,380	$ 187,917
Net income per Ordinary Share:
Basic	$ 1.37	$ 1.15	$ 3.89	$ 3.39
Diluted	$ 1.35	$ 1.13	$ 3.84	$ 3.33
Weighted average number of Ordinary Shares outstanding:
Basic	54,109,566	55,734,773	54,110,022	55,355,020
Diluted	54,756,184	56,645,239	54,840,112	56,475,319